Consolidated Statements of Operations (Details 1) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated Statements Of Operations [Abstract]
Merchant banking products and services		$ 119,552	$ 223,049	$ 1,027,627
Credit losses on loans and receivables and guarantees, net of recoveries	[1]	34,985	23,923	17,023
Market value decrease (increase) on commodity inventories		109	(400)	4,273
Loss (gain) on derivative contracts, net		794	(1,934)	521
Loss on securities, net		0	619	116
Dispositions of subsidiaries		(25,771)	10,219	(2,585)
Gains on settlements of liabilities		(9,502)	(3,779)
Change in fair value of loan payable at FVTPL		167
Other, including medical and real estate sectors		9,188	11,889	14,077
Total costs of sales and services		$ 129,522	$ 263,586	$ 1,061,052

[1]	Includes credit losses of $9,957 on receivables due from former consolidated entities in the year ended December 31, 2018 (2017: $8,585 and 2016: $11,296).